Employment Agreements	12 Months Ended
Dec. 31, 2015
Employment Agreements
Employment Agreements

12. Employment Agreements

Bone Biologics Corporation., a Delaware corporation (the “Company”) appointed Mr. Stephen R. La Neve, age 56, as the Company’s Chief Executive Officer and President, and Mr. Jeff Frelick, age 50, as the Company’s Chief Operating Officer, each to be effective on August 17, 2015 (the “Effective Date”).

Steve La Neve brings thirty years of health care experience, leadership and success to Life Science Enterprises. Prior to his current position, Steve held leadership roles in the device and diagnostic segments which include: CEO and President of Etex Corporation; President of Becton Dickinson’s Pre-Analytical Systems business; President of Medtronic’s $3.5b Spine and Biologics business; and President of Medtronic’s second largest country business unit, Medtronic Japan. He also served as Senior Vice President and Executive Vice President at Premier, one of the largest GPOs in the United States and ran the global Injection Systems business unit for Becton Dickinson. Additionally, Steve has held a number of commercial leadership roles at Becton Dickinson, Roche Diagnostics and E Merck Diagnostic Systems in sales, marketing, strategic planning and project management both in the US and outside the US. He serves on the board of directors for SkelRegen, LLC and Rapid Pathogen Screening, Inc. (RPS), and he consults for private equity companies in the medical device area. Steve holds a B.S. in Health Planning and Administration from the Pennsylvania State University, an M.B.A. from West Chester University, and is a member of the omicron delta epsilon honor society for academic excellence in economics.

Jeffrey Frelick was the COO of Life Science Enterprises, where he brings more than 25 years of med-tech experience. He spent the past 15 years on Wall Street as a sell-side analyst following the med-tech industry at investment banks such as Canaccord Genuity, ThinkEquity and Lazard. Prior to becoming an equity research analyst, Jeff worked at Boston Biomedical Consultants where he provided strategic planning assistance, market research data and due diligence for diagnostics companies. He previously held sales and sales management positions at Becton Dickinson’s Primary Care Diagnostic Division after gaining technical experience as a laboratory technologist with Clinical Pathology Facility. Jeff received a B.S. in Biology from University of Pittsburgh and an M.B.A. from Suffolk University’s Sawyer Business School.

Pursuant to the employment agreement entered into between the Company and Mr. La Neve on September 8, 2015, the initial term of his employment began on August 17, 2015 and will continue for three years until August 16, 2018, which term will automatically be extended for successive one year periods, unless earlier terminated. Mr. La Neve shall receive a base salary in the gross amount of $500,000 per annum to be paid semi-monthly in equal installments. In addition, Mr. La Neve is eligible to earn a yearly bonus targeted at 70% of the base salary based on reasonably achievable key performance indicators established by Mr. La Neve, the Company’s Chief Operating Officer and the Board of Directors after consultation. On Mr. La Neve’s start date, he received an option to purchase 6% of the then outstanding shares of the Company’s common stock, at an exercise price that equals to the fair market price on the date of the grant. These options will vest annually over three (3) years such that they are vested in full on the third year anniversary of the employment agreement date, provided, that any stock option that is unvested on the date of termination shall be forfeited on such date of termination, subject to certain exceptions. If Mr. La Neve is terminated by the Company without cause, or by non-renewal without cause, or terminated for good reason (each as described in the employment agreement), Mr. La Neve shall receive a severance payment equivalent to one year of base salary, and shall also be eligible for a pro-rata annual bonus for the year of termination if the Board of Directors exercise its discretion to award such a bonus. All severance payments will be paid in equal installments over a one year period starting on the ninetieth day following the termination. The severance payment will be contingent upon Mr. La Neve’s execution of a full release of claims against the Company and a non-compete and non-solicitation agreement as provided in the employment agreement.

Pursuant to the employment agreement entered into between the Company and Mr. Frelick on September 8, 2015, the initial term of his employment began on August 17, 2015 and willcontinue for three years until August 16, 2018, which term will automatically be extended for successive one year periods, unless earlier terminated. Mr. Frelick shall receive a base salary in the gross amount of $300,000 per annum to be paid semi-monthly in equal installments. In addition, Mr. Frelick is eligible to earn a yearly bonus targeted at 50% of the base salary based on reasonably achievable key performance indicators established by Mr. Frelick, the Company’s Chief Executive Officer and the Board of Directors after consultation. On Mr. Frelick’s start date, he received an option to purchase 3% of the then outstanding shares of the Company’s common stock, at an exercise price that equals to the fair market price on the date of the grant. These options will vest annually over three (3) years such that they are vested in full on the third year anniversary of the employment agreement date, provided, that any stock option that is unvested on the date of termination shall be forfeited on such date of termination, subject to certain exceptions. If Mr. Frelick is terminated by the Company without cause, or by non-renewal without cause, or terminated for good reason (each as described in the employment agreement), Mr. Frelick shall receive a severance payment equivalent to one year of base salary, and shall also be eligible for a pro-rata annual bonus for the year of termination if the Board of Directors exercise its discretion to award such a bonus. All severance payments will be paid in equal installments over a one year period starting on the ninetieth day following the termination. The severance payment will be contingent upon Mr. Frelick’s execution of a full release of claims against the Company and a non-compete and non-solicitation agreement as provided in the employment agreement.

Walsh Employment Agreement

On November 9, 2015, the Board of Directors of Bone Biologics Corporation (the “Company”) appointed Deina H. Walsh, age 51, to a full-time position as Chief Financial Officer (“CFO”) and principal accounting officer of the Company effective as of December 1, 2015. Ms. Walsh will provide services as CFO pursuant to an employment agreement effective December 1, 2015 (the “Employment Agreement”).

Ms. Walsh is a certified public accountant and founded DHW CPA, PLLC a Public Companies Accounting Oversight Board (PCAOB) registered firm since 2014. Prior to forming her firm, Ms. Walsh has 13 years at a public accounting firm where as a partner she was actively responsible for leading firm audit engagements of publicly held entities in accordance with PCAOB standards and compliance with SEC regulations, including internal control requirements under section 404 of the Sarbanes-Oxley Act. Ms. Walsh had a global client base including entities throughout the United States, Canada and China. These entities encompass a diverse range of industries including manufacturing, wholesale, life sciences, pharmaceuticals, and technology. Her experience includes work with start-up companies and well-established operating entities. She has assisted many entities seeking debt and equity capital. Areas of specialty include mergers, acquisitions, reverse mergers, consolidations, complex equity structures, foreign currency translations and revenue recognition complexities. Ms. Walsh has an Associates of Science Degree in Business Administration from Monroe Community College and a Bachelor of Science Degree in Accounting from the State University of New York at Brockport.

Under the terms of the Employment Agreement, Ms. Walsh will serve as the Company’s full-time Chief Financial Officer at-will and not for any specified period and may be terminated at any time with or without cause. Her base salary will be $200,000. During each calendar year beginning in 2016, Ms. Walsh shall be eligible to earn an annual target bonus of thirty-five percent (35%) of her base salary as in-effect for the applicable calendar year, subject to the achievement of personal and corporate objectives or milestones to be established by the board of directors, or any compensation committee thereof, (after considering any input or recommendations from Ms. Walsh) within sixty (60) days following the beginning of each calendar year during Ms. Walsh’s employment. In order to earn the annual bonus under this provision, the applicable objectives must be achieved and Ms. Walsh must be employed by Company at the time the annual bonus is distributed by Company. The annual bonus, if any, shall be paid on or before March 15th of the calendar year following the year in which it is considered earned. The actual annual bonus paid may be more or less than thirty-five percent (35%) of Ms. Walsh’s base salary.

Mr. Walsh is entitled to purchase 465,795 shares of Common Stock of the Company as of the date of the grant on the condition that i) the exercise price will be the current market price on the date of the grant; and ii) 155,265 of the shares underlying the grant shall vest on the first anniversary of the execution of the Letter Agreement, 155,265 of the shares underlying the grant shall vest on the second anniversary of the execution of the Letter Agreement and 155,265 of the shares underlying the grant shall vest on the third anniversary of the Letter Agreement. Any portion of the stock option grant that is unvested on the date of her termination shall be forfeited on such date of termination except: (i) in the case of termination by the Company without cause; and (ii) upon a change in control (as defined in the equity incentive plan) of the Company, which shall result in the immediate accelerated vesting of all options granted but unvested under the letter agreement as of (i) or (ii). such options shall be subject to the terms of the equity incentive plan and stock option agreements which shall be entered into at a later mutually agreed-upon date to prevent or mitigate dilution of her equity interests in the Company, in connection with each financing, she shall be provided an opportunity to invest in the Company such that her interest, at her option, remains un-diluted or partially diluted.